Bank and Other Borrowings - Additional Information (Details)										12 Months Ended
	Aug. 02, 2019 EUR (€)	Jul. 25, 2019 EUR (€)	Jul. 23, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Apr. 10, 2019 EUR (€)	Jan. 30, 2019 EUR (€)	Jul. 23, 2018 EUR (€)	Jul. 27, 2017 EUR (€) Facility Repayment	Feb. 15, 2017 EUR (€) Repayment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 15, 2017 EUR (€)
Bank and Other Borrowings [Line Items]
Current portion of bank and other borrowings										$ 11,243,000	$ 4,686,000
Long-term bank and other borrowings, current										7,500,000	3,000,000
Credit line facilities										3,700,000	1,600,000
Line of credit facility, maximum borrowing capacity										5,600,000	4,600,000
Line of credit facility, used										$ 3,700,000	1,600,000
Interest variable rates										1.00%
Weighted average interest rate										1.35%
Debt issuance costs										$ 169,000
Interest expense										565,000	322,000
Unicredit S.p.A. | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Interest variable rates	3.90%
Debt instrument face amount	€ 2,500,000									$ 2,800,000
Frequency of periodic repayment										quarterly
Description of variable rate										Euribor 3 months plus 3.9% spread
Unicredit S.p.A. | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount								€ 8,200,000		$ 9,600,000
Number of facilities | Facility								2
Unicredit S.p.A. | Long Term Financing Agreement | Line A
Bank and Other Borrowings [Line Items]
Line of credit facility, maximum borrowing capacity								€ 4,900,000			5,700,000
Frequency of periodic repayment										quarterly
Number of frequency repayment | Repayment								16
Debt instrument, maturity year								2022
Unicredit S.p.A. | Long Term Financing Agreement | Tranche 1
Bank and Other Borrowings [Line Items]
Debt instrument face amount								€ 4,700,000			5,500,000
Unicredit S.p.A. | Long Term Financing Agreement | Tranche 2
Bank and Other Borrowings [Line Items]
Debt instrument additional face amount											236,000	€ 200,000
Unicredit S.p.A. | Long Term Financing Agreement | Line B
Bank and Other Borrowings [Line Items]
Line of credit facility, maximum borrowing capacity								€ 3,300,000			3,900,000
Frequency of periodic repayment										quarterly
Maturity, month and year								2023-05
Intesa SanPaolo S.p.A. | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Interest variable rates		2.60%
Debt instrument face amount		€ 4,000,000								$ 4,500,000
Frequency of periodic repayment										quarterly
Description of variable rate										Euribor 3 months plus 2.6% spread
Debt instrument maturity period		48 months
Intesa SanPaolo S.p.A. | 2018 Medium-term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount							€ 1,500,000			$ 1,700,000
Frequency of periodic repayment										quarterly
Maturity, month and year							2021-07
Banco Popolare di Milano S.p.A. | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Interest variable rates			2.00%
Debt instrument face amount			€ 4,000,000							$ 4,500,000
Frequency of periodic repayment										quarterly
Description of variable rate										Euribor 3 months plus 2.0% spread
Debt instrument maturity period			24 months
Banco Popolare di Milano S.p.A. | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount				€ 1,200,000						$ 1,300,000
Frequency of periodic repayment										quarterly
Maturity, month and year				2023-06
UBI Banca S.p.A | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount									€ 1,000,000		$ 1,100,000
Frequency of periodic repayment										quarterly
Maturity, month and year									2021-02
Number of frequency repayment | Repayment									12
UBI Banca S.p.A | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount					€ 2,000,000					$ 2,200,000
Frequency of periodic repayment										monthly
Maturity, month and year					2021-04
Monte dei Paschi di Siena S.p.A.
Bank and Other Borrowings [Line Items]
Interest variable rates										0.95%
Maturity, month and year										2022-04
Monte dei Paschi di Siena S.p.A. | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount					€ 600,000					$ 673,000
Frequency of periodic repayment										monthly
Maturity, month and year					2022-04
Simest | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount						€ 608,000				$ 682,000
Frequency of periodic repayment										quarterly
Maturity, month and year						2022-12
Minimum
Bank and Other Borrowings [Line Items]
Interest variable rates										0.60%
Maximum
Bank and Other Borrowings [Line Items]
Interest variable rates										7.60%